UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number :	811-4345

Name of Registrant:	Putnam Tax-Free Income Trust

Address of Principal Executive Offices:
One Post Office Square
Boston, Massachusetts 02109
Name and address of agent of service:
Beth S. Mazor, Vice President
Putnam Tax-Free Income Trust
One Post Office Square
Boston, Massachusetts 02109
CC:
John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110
Registrant's telephone number including area code:
(617) 292-1000
Date of fiscal year end:
07/31/2006
Date of reporting period:
07/01/2006 - 06/30/2007

Item 1: Proxy Voting Record

Registrant: Putnam Tax-Free Income Trust

Fund Name: Putnam AMT-Free Insured Municipal Fund

The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Fund Name: Putnam Tax-Free High Yield Fund

Tembec Inc
	Ticker	Security ID:	Meeting Date		Meeting Status
	TMBAF	CUSIP9 879920106	02/01/2007		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	TO ADOPT A RESOLUTION TO	Mgmt	For	For	For
CONFIRM THE ENACTMENT OF A
NEW BY-LAW NO. 2006-1
	2	Amendments to Former Long-Term	Mgmt	For	For	For
Incentive Plan
	3.1	Elect André Bérard	Mgmt	For	Withhold	Against
	3.2	Elect Norman Betts	Mgmt	For	For	For
	3.3	Elect James Brumm	Mgmt	For	For	For
	3.4	Elect Gilles Chevalier	Mgmt	For	For	For
	3.5	Elect Guy Dufresne	Mgmt	For	For	For
	3.6	Elect Peter Janson	Mgmt	For	For	For
	3.7	Elect Gordon Lackenbauer	Mgmt	For	For	For
	3.8	Elect James Lopez	Mgmt	For	For	For
	3.9	Elect Mary Theresa McLeod	Mgmt	For	For	For
	3.10	Elect Luc Rossignol	Mgmt	For	For	For
	3.11	Elect Emanuele Saputo	Mgmt	For	For	For
	4	Appointment of Auditor and	Mgmt	For	For	For
Authority to Set Fees

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management’s recommendation if management’s recommendation is ‘Abstain.’ Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, 'NA' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Putnam Tax-Free Income Trust
By:	/s/ Charles E. Porter

Name:	Charles E. Porter

Title:	Executive Vice President, Associate Treasurer, Principal Executive Officer and
Compliance Liaison

Date:	August 13, 2007